21. Provisions for pensions and similar obligations (Details 12) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amounts Of Actuarial Obligation Of Defined Benefit Plans Uninsured And Defined Benefit Plans Partially Or Totally Covered [Abstract]
Defined benefit plans uninsured	R$ 759,370	R$ 815,929	R$ 700,347
Defined benefit plans partially or totally covered	R$ 33,840,073	R$ 33,493,360	R$ 28,101,932